Subsequent Events - Additional Information (Details) - Scenario Forecast [Member] - USD ($) $ in Thousands		3 Months Ended
	Sep. 26, 2024	Sep. 30, 2024
Subsequent Event [Line Items]
Annual payroll expenses eliminated	$ 1,400
One-time severance charges		$ 260